Finance Costs	12 Months Ended
Mar. 31, 2023
Text Block [Abstract]
Finance Costs
9.	FINANCE COSTS

Year ended,	March 31, 2023	March 31, 2022

Finance costs are comprised of:

Interest on the Revolving Credit Facility (Note 15)	$0.2	$0.1

Interest on the Secured Term Loan Facility	-	24.1

Interest on the Algoma Docks Term Loan Facility	-	2.5

Other interest expense	0.8	1.5

Revolving Credit Facility fees	2.5	1.6

Unwinding of issuance costs of debt facilities (Note 15) and accretion of governmental loan benefits and discounts on environmental liabilities	14.4	18.8

	$17.9	$48.6